Jun. 20, 2016
VanEck Vectors Morningstar International Moat ETF
VanEck Vectors Morningstar International Moat ETF

SUPPLEMENT DATED JUNE 20, 2016 TO THE PROSPECTUS OF

VANECK VECTORS ETF TRUST

Dated February 1, 2016 (as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors Global Spin-Off ETF, VanEck Vectors Morningstar International Moat ETF and VanEck Vectors Morningstar Wide Moat ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

The “VanEck Vectors Morningstar International Moat ETF—Principal Investment Strategies” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The ex-US Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”). Wide moat companies are those that Morningstar believes will maintain its competitive advantage(s) for at least 20 years. Narrow moat companies are those that Morningstar believes will maintain its competitive advantage(s) for at least 10 years. Wide and narrow moat companies are selected from the universe of companies represented in the Morningstar® Global Markets ex-US IndexSM (the “Parent Index”), a broad market index representing 97% of developed ex-US and emerging markets market capitalization. The ex-US Moat Focus Index targets a select group of equity securities of wide and narrow moat companies, which are those companies that, according to Morningstar’s equity research team, are attractively priced as of each ex-US Moat Focus Index review. Morningstar utilizes a momentum screen, in which momentum represents a security’s 12-month price change. A momentum signal is used to exclude 20% of the wide and narrow moat stocks in the Parent Index with the worst 12-month momentum based on a 12-month price change of each stock. Out of the companies in the Parent Index that Morningstar determines are wide or narrow moat companies and display 12-month momentum in the top 80%, Morningstar selects companies to be included in the ex-US Moat Focus Index as determined by the ratio of the issuer’s common stock price to Morningstar’s estimate of fair value. Morningstar’s fair value estimates are calculated using standardized, proprietary valuation models. Wide and narrow moat companies may include medium-capitalization companies. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

As of May 31, 2016, the ex-US Moat Focus Index included 50 securities of companies with a market capitalization range of between approximately $560.8 million and $233.5 billion and a weighted average market capitalization of $42.2 billion. These amounts are subject to change.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the ex-US Moat Focus Index by investing in a portfolio of securities that generally replicates the ex-US Moat Focus Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ex-US Moat Focus Index concentrates in an industry or group of industries. As of June 20, 2016, the ex-US Moat Focus Index is concentrated in the financial services sector, and the consumer discretionary sector represents a significant portion of the ex-US Moat Focus Index.

The section of the Prospectus captioned “VanEck Vectors Morningstar International Moat ETF—Principal Risks of Investment in the Fund” is revised by:

•	Deleting the “Risk of Investing in the Industrials Sector” and “Special Risk Considerations of Investing in Australian Issuers” in their entirety.

•	Adding the following as the second risk factor of that section:

Risk of Investing in the Consumer Discretionary Sector. To the extent that the consumer discretionary sector continues to represents a significant portion of the ex-US Moat Focus Index, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand.

These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.